Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Apr. 30, 2018 USD ($)	Dec. 31, 2017 $ / shares shares
Ordinary shares
Ordinary shares, par value | $ / shares			$ 0.00025				$ 0.00025
Common Stock, Shares Authorized			1,000,000,000				1,000,000,000
Share repurchase program, authorized amount	¥ 687,550					$ 100,000
Share repurchase program, period over which shares will be repurchased	12 months
Total consideration of share repurchased		¥ 402,133	$ 58,488	¥ 0	¥ 0
ordinary shares repurchased cancelled		26,060,436	26,060,436
Series A Common Stock
Ordinary shares
Conversion of Stock, Shares Converted		6,000,000	6,000,000	1,912,642
Class A ordinary shares
Ordinary shares
Common Stock, Shares Authorized			840,000,000				840,000,000
Ordinary shares, shares outstanding			73,187,255				92,992,483
Class B ordinary shares
Ordinary shares
Common Stock, Shares Authorized			60,000,000				60,000,000
Ordinary shares, shares outstanding			50,892,198				56,892,198
Discretionary shares
Ordinary shares
Common Stock, Shares Authorized			100,000,000				100,000,000